Other Disclosures - Fair value, change in assumptions (Details) € in Millions, R$ in Millions	6 Months Ended
	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Projected shift in HPI spot rate, Assets (as a percent)	10.00%	10.00%
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%	10.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data | €		€ (13)
Present Value Method | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Assets (as a percent)	1.00%	1.00%
Present Value, Curves On TAB Indices Approach [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	R$ (0.4)
Impact on financial assets, Favourable scenario	0.4
Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial liabilities, Unfavourable scenario	(7.5)
Impact on financial liabilities, Favourable scenario	7.1
Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(23.8)
Impact on financial assets, Favourable scenario	23.1
Present Value Method, Modified Black-Scholes Model, HPI spot rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial liabilities, Unfavourable scenario	(6.5)
Impact on financial liabilities, Favourable scenario	7.3
Present Value Method, Modified Black-Scholes Model, HPI spot rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(8.5)
Impact on financial assets, Favourable scenario	8.5
Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(1.8)
Impact on financial assets, Favourable scenario	0.3
Standard Gaussian Copula Model, Probability Of Default [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(2.3)
Impact on financial assets, Favourable scenario	2.2
Present Value Method And Other Valuation, Litigation Contingencies [Member] | Financial assets at fair value through other comprehensive income | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(22.0)
Impact on financial assets, Favourable scenario	11.9
Present Value Method And Other, Default And Prepayment Rates, Etc. [Member] | Financial assets at fair value through other comprehensive income | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(1.7)
Impact on financial assets, Favourable scenario	1.7
Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(6.3)
Impact on financial assets, Favourable scenario	5.5
Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(8.6)
Impact on financial assets, Favourable scenario	8.3
Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Impact on financial assets, Unfavourable scenario	(13.4)
Impact on financial assets, Favourable scenario	R$ 13.4
Present Value Method, Modified Black Scholes Model Approach, Curves On Tab Indices [Member] | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%	1.00%
Minimum | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	0.00%	0.00%
Minimum | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%	0.00%
Minimum | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	14.00%	14.00%
Minimum | Standard Gaussian Copula Model, Probability Of Default [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Probability of default, Assets (as a percent)	0.00%	0.00%
Minimum | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Financial assets at fair value through other comprehensive income | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	0.00%	0.00%
Minimum | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%	0.00%
Minimum | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%	0.00%
Minimum | Advanced multi-factor interest rate models | Hedging derivatives, category | Derivatives
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.0001%	0.0001%
Maximum | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	5.00%	5.00%
Maximum | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%	5.00%
Maximum | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	26.00%	26.00%
Maximum | Standard Gaussian Copula Model, Probability Of Default [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Probability of default, Assets (as a percent)	5.00%	5.00%
Maximum | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Financial assets at fair value through other comprehensive income | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	100.00%	100.00%
Maximum | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%	5.00%
Maximum | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%	5.00%
Maximum | Advanced multi-factor interest rate models | Hedging derivatives, category | Derivatives
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.03%	0.03%
Weighted average | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	2.43%	2.43%
Weighted average | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.54%	2.54%
Weighted average | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Financial liabilities held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Liabilities	734.72	734.72
Weighted average | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	756.83	756.83
Weighted average | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	14.90%	14.90%
Weighted average | Standard Gaussian Copula Model, Probability Of Default [Member] | Financial assets held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Probability of default, Assets (as a percent)	2.43%	2.43%
Weighted average | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Financial assets at fair value through other comprehensive income | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	35.00%	35.00%
Weighted average | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.66%	2.66%
Weighted average | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.54%	2.54%
Weighted average | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HPI spot rate | Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	756.83	756.83
Weighted average | Advanced multi-factor interest rate models | Hedging derivatives, category | Derivatives
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.01%	0.01%